Fees Summary	Jul. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 123,337,500.00
Previously Paid Amount	10,357.50
Total Fee Amount	17,032.91
Total Offset Amount	0.00
Net Fee	$ 6,675.41
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A